Trading Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trading Assets and Liabilities [Line Items]
Trading debt securities	$ 121,205	$ 97,302
Loans held for sale	6,260	4,936
Gross derivative assets	94,692	68,095
Derivative assets	20,012	18,223
Gross trading derivative liabilities	95,429	75,488
Derivative liabilities	16,335	18,495
Held for trading at fair value [Member]
Trading Assets and Liabilities [Line Items]
Trading debt securities	121,205	97,302
Equity securities, carried at fair value	19,270	18,449
Loans held for sale	3,587	1,793
Gross derivative assets	97,696	71,990
Netting	(77,926)	(54,069)
Derivative assets	19,770	17,921
Total trading assets	163,832	135,465
Short sale and other liabilities	28,744	25,471
Interest-bearing deposits	318	1,297
Long-term debt	3,495	2,308
Gross trading derivative liabilities	96,783	77,807
Netting	(81,345)	(60,366)
Derivative liabilities	15,438	17,441
Total trading liabilities	$ 47,995	$ 46,517